Trade Receivables	6 Months Ended
Jun. 30, 2022
Accounts Receivable, Net [abstract]
TRADE RECEIVABLES
6.	TRADE RECEIVABLES

	As at June 30, 2022	As at December 31, 2021
	(Unaudited)
Trade receivable	$5,530,185	$4,939,568
Impairment provision for trade receivables	(66,116)	-
Trade receivable, net	$5,464,069	$4,939,568

Impairment provision for trade receivables arose from the acquisitions through business combinations. No additional impairment provision for trade receivables was recorded for the six months ended June 30, 2022 and 2021.